Revenue	12 Months Ended
Nov. 30, 2020
Text Block [Abstract]
Revenue
3.	Revenue
United States
On May 12, 2014, the Company entered into a master services agreement with RxC Acquisition Company (“RxCrossroads”), along with two statements of work (“RxCrossroads Agreements”). Under the terms of the RxCrossroads Agreements, RxCrossroads acts as the Company’s exclusive third-party logistics service provider for all of the Company’s products in the United States and, as such, provides warehousing and logistical support services to the Company, including inventory control, account management, customer support, product return management and fulfillment of orders.
Under the RxCrossroads Agreements, RxCrossroads also acts as the Company’s exclusive third-party distributor of
EGRIFTA
SV
®
in the United States. In such a role, RxCrossroads purchases
EGRIFTA
SV
®
from the Company and takes title thereto when the goods arrive in their warehouse. RxCrossroads’ purchases of
EGRIFTA
SV
®
are triggered by its expectations of market demand over a certain period of time. With respect to
EGRIFTA
SV
®
, RxCrossroads fulfills orders received from authorized wholesalers and delivers
EGRIFTA
SV
®
directly to that authorized wholesaler’s client, namely, a specialty pharmacy forming part of the Company’s network of specialty pharmacies. See Note 27.
On November 1, 2017, the Company entered into amended and restated RxCrossroads Agreements to add Trogarzo
®
as a new product sold in the United States. These amended and restated RxCrossroads Agreements replaced the RxCrossroads Agreements entered into in May 2014. On November 1, 2019, the RxCrossroads Agreements were amended anew to include EGRIFTA SV
®
as an additional product distributed by RxCrossroads in the United States.

Canada
The Company commercializes
EGRIFTA
®
directly in Canada using a distributor.
Europe
On July 9, 2020, the Company entered into pre-wholesaling services agreement with Loxxess Pharma GmbH, or Loxxess, pursuant to which Loxxess agreed to act as our third-party service logistics provider, or Loxxess Agreement, in certain key European countries, including Germany, France, Italy, Austria, The Netherlands, Portugal, Switzerland, United Kingdom, Norway, Sweden, Finland and Denmark. Loxxess is also capable of serving other European countries, including Israel and Turkey. Pursuant to the Loxxess Agreement, Loxxess receives customers’ orders, stores, packages and ships Trogarzo
®
to European hospitals and pharmacies. Loxxess is also responsible, on our behalf, to collect payments of the goods sold to those hospitals and pharmacies. The hospitals and pharmacies dispense Trogarzo
®
to patients.
Net sales by product were as follows:

	2020	2019

EGRIFTA ® net sales	$35,399	$35,520

Trogarzo ® net sales	30,654	27,696

	$66,053	$63,216
Net sales by geography were as follows:

	2020	2019

Canada	$354	$295

United States	65,455	62,921

Europe	244	-

	$66,053	$63,216